---------------------------------------- ------------------------------------------------
John Hancock Balanced Fund               John Hancock Multi Cap Growth Fund
---------------------------------------- ------------------------------------------------
John Hancock Classic Value Fund          John Hancock Small Cap Equity Fund
---------------------------------------- ------------------------------------------------
John Hancock Core Equity Fund            John Hancock Small Cap Growth Fund
---------------------------------------- ------------------------------------------------
John Hancock Focused Equity Fund         John Hancock Sovereign Investors Fund
---------------------------------------- ------------------------------------------------
John Hancock Growth Trends Fund          John Hancock U.S. Global Leaders Growth Fund
---------------------------------------- ------------------------------------------------
John Hancock International Fund          John Hancock Financial Industries Fund
---------------------------------------- ------------------------------------------------
John Hancock Large Cap Equity Fund       John Hancock Health Sciences Fund
---------------------------------------- ------------------------------------------------
John Hancock Large Cap Select Fund       John Hancock Real Estate Fund
---------------------------------------- ------------------------------------------------
John Hancock Mid Cap Growth Fund         John Hancock Regional Bank Fund
---------------------------------------- ------------------------------------------------
John Hancock Small Cap Fund              John Hancock Technology Fund
---------------------------------------- ------------------------------------------------
John Hancock Technology Leaders Fund     John Hancock Greater China Opportunities Fund
---------------------------------------- ------------------------------------------------
John Hancock Independence Diversified
Core Equity Fund II
---------------------------------------- ------------------------------------------------


                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                    THOSE RESPONSIBLE FOR MANAGEMENT SECTION

As of July 25, 2005, Keith F. Hartstein was appointed by the Board of Trustees as President and Chief Executive Officer of each John Hancock fund to replace James A. Shepherdson. All references to Mr. Shepherdson who resigned to pursue other opportunities, have been deleted.

------------------------- ------------- ------------ ------------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                          Position(s)   Trustee/                                                       Funds
Name, Address (1)         Held with     Officer      Principal Occupation(s) and other                 Overseen by
And Age                   Fund          since(2)     Directorships During Past 5 Years                 Trustee
------------------------- ------------- ------------ ------------------------------------------------- ---------------
Principal Officers who
are not Trustees
------------------------- ------------- ------------ ------------------------------------------------- ---------------
Keith F. Hartstein        President     2005         Senior Vice President, Manulife Financial         51
Born:  1956               and Chief                  Corporation (since 2004); Director, President
                          Executive                  and Chief Executive Officer, John Hancock
                          Officer                    Advisers, LLC (the "Adviser") and The Berkeley
                                                     Financial Group, LLC ("The Berkeley Group")
                                                     (holding company); Director, President and
                                                     Chief Executive Officer, John Hancock Funds,
                                                     LLC. ("John Hancock Funds"); Director,
                                                     President and Chief Executive Officer,
                                                     Sovereign Asset Management Corporation
                                                     ("SAMCorp."); Director, John Hancock Signature
                                                     Services, Inc.; Director, Chairman and President,
                                                     NM Capital Management, Inc. (NM Capital)
                                                     (since 2005); Chairman, Investment Company
                                                     Institute Sales Force Marketing Committee
                                                     (since 2003); Executive Vice President,
                                                     John Hancock Funds, LLC (until 2005).
------------------------- ------------- ------------ ------------------------------------------------- ---------------

                   John Hancock Large Cap Intrinsic Value Fund
                   John Hancock Small Cap Intrinsic Value Fund
                        John Hancock Mid Cap Equity Fund

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                    THOSE RESPONSIBLE FOR MANAGEMENT SECTION

As of July 25, 2005, Keith F. Hartstein was appointed by the Board of Trustees as President and Chief Executive Officer of each John Hancock fund to replace James A. Shepherdson. All references to Mr. Shepherdson who resigned to pursue other opportunities, have been deleted.

------------------------- ------------- ------------ ------------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                          Position(s)   Trustee/                                                       Funds
Name, Address (1)         Held with     Officer      Principal Occupation(s) and other                 Overseen by
And Age                   Fund          since(2)     Directorships During Past 5 Years                 Trustee
------------------------- ------------- ------------ ------------------------------------------------- ---------------
Principal Officers who
are not Trustees
------------------------- ------------- ------------ ------------------------------------------------- ---------------
Keith F. Hartstein        President     2005         Senior Vice President, Manulife Financial         51
Born:  1956               and Chief                  Corporation (since 2004); Director, President
                          Executive                  and Chief Executive Officer, John Hancock
                          Officer                    Advisers, LLC (the "Adviser") and The Berkeley
                                                     Financial Group, LLC ("The Berkeley Group")
                                                     (holding company); Director, President and
                                                     Chief Executive Officer, John Hancock Funds,
                                                     LLC. ("John Hancock Funds"); Director,
                                                     President and Chief Executive Officer,
                                                     Sovereign Asset Management Corporation
                                                     ("SAMCorp."); Director, John Hancock Signature
                                                     Services, Inc.; Director, Chairman and President,
                                                     NM Capital Management, Inc. (NM Capital)
                                                     (since 2005); Chairman, Investment Company
                                                     Institute Sales Force Marketing Committee
                                                     (since 2003); Executive Vice President,
                                                     John Hancock Funds, LLC (until 2005).
------------------------- ------------- ------------ ------------------------------------------------- ---------------